Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 237,484	$ 279,177
Investment securities	200	307
Accounts receivable, net	2,630	809
Inventories	33,011	32,875
Other receivables, net	150,281	79,970
Amount due from related parties	9,837	39,582
Intangible assets	29,873	21,396
Tax recoverable	1,823	1,279
Total current assets	465,139	455,395
Non-current assets:
Operating lease, right-of-use asset		377
Property, plant and equipment, net	17,143	28,048
Goodwill	72	72
Total non-current assets	17,215	28,497
Total assets	482,354	483,892
Current liabilities:
Accrued liabilities	21,498	15,192
Accounts payable	12,511	36,740
Amount due to related parties	642	1,641
Operating lease liabilities		377
Tax payable	169	77
Other payables	11,844	7,492
Total current liabilities	46,664	61,519
Total non-current liabilities
Total liabilities	46,664	61,519
Shareholders’ equity Ordinary shares, $0.001 par value, 6,000,000,000 shares authorized, 444,677,724 Class A shares and 24,481,451 Class B shares issued and outstanding as of December 31, 2024. 6,099,608,450 Class A shares and 698,562,525 Class B shares issued and outstanding as of December 31, 2023, respectively	2,191	665
Statutory Reserve	161	161
Additional paid-in capital	761,391	730,345
Accumulated deficit	(290,261)	(276,672)
Accumulated other comprehensive loss	(31,557)	(28,512)
Non-controlling interests	(6,235)	(3,614)
Total shareholders’ equity	435,690	422,373
Total liabilities and shareholders’ equity	482,354	483,892
Related Party
Current assets:
Amount due from related parties	9,837	39,582
Current liabilities:
Amount due to related parties	$ 642	$ 1,641